Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2017
Compensation and Retirement Disclosure [Abstract]
Schedule of summary of employee benefits charged to operating expenses
(in thousands)	2017	2016	2015
Payroll taxes	$1,167	$1,122	$1,102
Medical plans	2,026	1,881	1,928
Pension plan	1,403	1,227	1,391
401(k) match	365	346	325
Profit-sharing	508	479	563
Other	82	172	164
Total employee benefits	$5,551	$5,227	$5,473

Schedule of obligations and funded status
(in thousands)	2017	2016
Change in projected benefit obligation:
Balance, January 1	$23,234	$20,602
Service cost	1,343	1,179
Interest cost	1,009	956
Actuarial loss	2,843	961
Benefits paid	(558)	(464)
Balance, December 31	$27,871	$23,234
Change in plan assets:
Fair value, January 1	$16,502	$15,031
Actual return on plan assets	2,890	1,251
Employer contribution	1,183	772
Expenses paid	(93)	(88)
Benefits paid	(558)	(464)
Fair value, December 31	$19,924	$16,502
Funded status at end of year	$(7,947)	$(6,732)
Accumulated benefit obligation	$21,940	$18,586

Schedule of components of net pension cost
(in thousands)	2017	2016	2015
Service cost - benefits earned during the year	$1,343	$1,179	$1,325
Interest costs on projected benefit obligations	1,009	956	838
Expected return on plan assets	(1,127)	(1,057)	(957)
Expected administrative expenses	88	70	40
Amortization of prior service cost	79	79	79
Amortization of unrecognized net loss	11	0	66
Net periodic pension expense	$1,403	$1,227	$1,391

Schedule of amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive loss, including amounts recognized in other comprehensive income
(in thousands)	2017	2016
Prior service costs	$(207)	$(285)
Net accumulated actuarial net loss	(3,796)	(2,723)
Accumulated other comprehensive loss	(4,003)	(3,008)
Net periodic benefit cost in excess of cumulative employer contributions	(3,944)	(3,724)
Net amount recognized at December 31, balance sheet	$(7,947)	$(6,732)
Net loss arising during period	$(1,085)	$(786)
Prior service cost amortization	79	79
Amortization of net actuarial loss	11	0
Total recognized in other comprehensive loss	$(995)	$(707)
Total recognized in net periodic pension cost and other comprehensive income	$2,398	$1,934

Schedule of assumptions utilized to determine benefit obligations and to determine pension expense
	2017	2016	2015
Determination of benefit obligation at year end:
Discount rate	3.75%	4.40%	4.70%
Annual rate of compensation increase	4.00%	4.00%	3.78%
Determination of pension expense for year ended:
Discount rate for the service cost	4.40%	4.70%	4.25%
Annual rate of compensation increase	4.00%	3.78%	3.78%
Expected long-term rate of return on plan assets	6.75%	7.00%	7.00%

Schedule of fair value of the Company's pension plan assets, by asset category
		Fair Value Measurements
(in thousands)	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2017
Cash equivalents	$1,307	$1,307	$0	$0
U.S gov’t agency obligations	1,781	0	1,781	0
Mutual funds	16,836	16,836	0	0
Total	$19,924	$18,143	$1,781	$0
December 31, 2016
Cash equivalents	$1,362	$1,362	$0	$0
U.S gov’t agency obligations	2,376	0	2,376	0
Mutual funds	12,764	12,764	0	0
Total	$16,502	$14,126	$2,376	$0

Schedule of future benefit payments expected to be paid
Year	Pension benefits
(in thousands)
2018	$656
2019	677
2020	801
2021	872
2022	1,035
2023 to 2027	5,957